Unaudited Condensed Consolidated Statement of Cash Flows - USD ($)	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (280,892)	$ (70,428,171)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	(340,000)	67,240,000
Financing Costs - derivative warrant liabilities	474,390
Net gain from investments held in Trust Account	(18,525)	(46,232)
Changes in operating assets and liabilities:
Accounts payable	11,685	129,561
Prepaid expenses	(362,667)	97,524
Accrued expenses	36,175	2,134,105
Franchise tax payable	64,160	(34,710)
Net cash used in operating activities	(415,674)	(907,923)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(200,000,000)
Interest released from Trust Account		96,478
Net cash provided by investing activities	(200,000,000)	96,478
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from note payable to related party	300,000
Repayment of advances to related party	(300,000)
Advances from related party	53,947
Repayment of advances from related party	(53,947)
Proceeds received from initial public offering, gross	200,000,000
Proceeds received from private placement	6,000,000
Offering costs paid	(4,460,843)
Net cash provided by financing activities	201,564,157
Net increase (decrease) in cash	1,148,483	(811,445)
Cash - beginning of the period		1,039,484
Cash - end of the period	1,148,483	$ 228,039
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	85,000
Deferred underwriting commissions in connection with the initial public offering	$ 7,000,000